Segment Information - Schedule of Allocation of Intangible Assets Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Intangible assets	$ 37,512	$ 35,424
Argentina [member]
Segment Reporting Information [Line Items]
Intangible assets	19,616	16,854
Uruguay [member]
Segment Reporting Information [Line Items]
Intangible assets	14,837	14,760
Other Countries [Member]
Segment Reporting Information [Line Items]
Intangible assets	$ 3,059	$ 3,810